Schedule of Fair Value Measurement hierarchy (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Inputs, Level 1
Assets, Fair value
Cash	R$ 287,491	R$ 277,500
Fair Value, Inputs, Level 2
Assets, Fair value
Cash equivalents	4,097,838	6,585,184
Short-term investments	238,962	136,286
Fair Value, Inputs, Level 3
Assets, Fair value
Held-for-sale financial asset	R$ 1,843,778	R$ 1,965,972